Leases - Operating Leases, Lessor, Future Undiscounted Cash Flows, and Income (Details) $ in Millions	Dec. 31, 2021 USD ($)
Operating lease payments receivable
2022	$ 28
2023	28
2024	21
2025	18
2026 and thereafter	2
Total	$ 97